PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

10.PROPERTY, PLANT AND EQUIPMENT

	Property, plant	Mining	Construction-
	and equipment	interests	in-progress	Total
Cost
Balance, January 1, 2024	$10,317,647	$—	$—	$10,317,647
Additions – Kingsway Project	350,000	—	—	350,000
Additions - other	725,082	—	—	725,082
Balance, December 31, 2024	11,392,729	—	—	11,392,729
Maritime Acquisition (Note 5)	57,237,532	167,737,597	13,271,209	238,246,338
Adjustment to reclamation assets	1,081,882	413,457	—	1,495,339
Additions – other	1,366,671	658,824	1,548,182	3,573,677
Balance, December 31, 2025	$71,078,814	$168,809,878	$14,819,391	$254,708,083

Accumulated Depreciation
Balance, January 1, 2024	$2,522,417	$—	$—	$2,522,417
Depreciation	813,654	—	—	813,654
Balance, December 31, 2024	3,336,071	—	—	3,336,071
Depreciation(1)	827,879	—	—	827,879
Balance, December 31, 2025	$4,163,950	$—	$—	$4,163,950

Net book value
At December 31, 2024	$8,056,658	$—	$—	$8,056,658
At December 31, 2025	$66,914,864	$168,809,878	$14,819,391	$250,544,133
(1)	Additions for the year ended December 31, 2025 include $77,341 of depreciation capitalized to inventories.
(2)	Maritime Acquisition amounts represent the fair values of the acquired assets at the close of the Transaction. Plant and equipment acquired includes $449,532 of right-of-use assets.

10.PROPERTY, PLANT AND EQUIPMENT (continued)

Hammerdown Deposit (“Hammerdown”)

Hammerdown is a 100%-owned open-pit gold project located in the Baie Verte Mining District of Newfoundland and Labrador, approximately 5 kilometers southwest of King’s Point. The property comprises mining leases, surface rights and related infrastructure.

At the acquisition date, Hammerdown was fully permitted for construction and operations, with mine development and production ramp-up underway. Open pit mining had commenced and crushed mill feed was being delivered to the Pine Cove Mill at a permitted rate of approximately 700 tonnes per day.

Post-acquisition capital expenditures have primarily related to:

◾	Open pit pre-stripping and mine development;
◾	Site civil works and water management infrastructure;
◾	Installation of power infrastructure, camp office and dry facilities; and
◾	Deposits for the installation and commissioning of crushing equipment.

These costs have been capitalized as mining interests and development assets in accordance with IAS 16, Property, Plant and Equipment, until the asset is available for use. Certain of these expenditures that relate to assets not yet available for use are classified as construction-in-progress. Operating costs incurred during production ramp-up are recognized in profit or loss, except where directly attributable to bringing the asset to its intended operating condition.

Pine Cove Mill (“Pine Cove”)

The Pine Cove Mill is a gold processing facility located near Baie Verte, Newfoundland and Labrador, comprised of grinding, flotation and gold recovery circuits. It serves as the primary processing plant for the Hammerdown Deposit mineralized material.

At the acquisition date, the mill was fully permitted and operational with a throughput capacity of approximately 700 tonnes per day (approximately 255,000 tonnes annually).

Post-acquisition capital expenditures have included:

●	Installation of a higher-capacity regrind circuit, including two 185 kW stirred media detritor mills, to optimize grind size and metallurgical recoveries;
●	Upgrades to material handling and crushed ore storage;
●	Electrical system and process control improvements;
●	Tailings and water management enhancements.

These expenditures have been capitalized as property, plant and equipment where they enhance capacity, extend useful life or improve recoveries. Certain expenditures relating to assets not yet available for use are classified as construction-in-progress. Routine maintenance and operating costs are expensed as incurred.